Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.2% of Net Assets

Non-Convertible Bonds — 82.0%
	ABS Home Equity — 0.1%
$98,147	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.091%, 9/19/2045(a)	$51,058
	Aerospace & Defense — 1.8%
130,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(b)	131,199
55,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(b)	55,566
160,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	157,894
35,000	Bombardier, Inc., 7.250%, 7/01/2031(b)	35,119
95,000	Bombardier, Inc., 8.750%, 11/15/2030(b)	100,159
120,000	TransDigm, Inc., 4.625%, 1/15/2029	113,937
390,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	393,976
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,152
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	199,250
		1,197,252
	Automotive — 1.3%
10,000	Allison Transmission, Inc., 3.750%, 1/30/2031(b)	8,891
265,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	250,661
300,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	294,825
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	157,714
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	197,589
		909,680
	Banking — 1.6%
245,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	250,744
430,000	Synchrony Financial, 7.250%, 2/02/2033	442,642
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	393,030
		1,086,416
	Building Materials — 1.0%
70,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(b)	66,936
70,000	Builders FirstSource, Inc., 6.375%, 6/15/2032(b)	70,204
125,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	102,969
440,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(b)	442,794
		682,903
	Cable Satellite — 10.1%
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	531,588
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	273,595
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(b)	286,292
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(b)	643,457
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(b)	438,686
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	143,075
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	274,950
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	214,650
515,000	CSC Holdings LLC, 11.250%, 5/15/2028(b)	497,882
410,000	Directv Financing LLC, 8.875%, 2/01/2030(b)	391,232
745,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(b)	715,349
420,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	385,537
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	$126,502
520,000	DISH DBS Corp., 7.750%, 7/01/2026	449,226
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	42,123
613,321	EchoStar Corp., 10.750%, 11/30/2029	644,455
592,279	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	537,398
205,000	Time Warner Cable LLC, 7.300%, 7/01/2038	215,215
		6,811,212
	Chemicals — 1.6%
345,000	Ashland, Inc., 3.375%, 9/01/2031(b)	296,456
75,000	Chemours Co., 4.625%, 11/15/2029(b)	64,017
580,000	Chemours Co., 5.750%, 11/15/2028(b)	534,958
170,000	Hercules LLC, 6.500%, 6/30/2029	170,916
		1,066,347
	Construction Machinery — 0.6%
390,000	United Rentals North America, Inc., 3.875%, 2/15/2031	353,877
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	18,453
10,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	10,006
		382,336
	Consumer Cyclical Services — 0.6%
125,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	113,789
345,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	312,850
		426,639
	Diversified Manufacturing — 1.2%
150,000	Esab Corp., 6.250%, 4/15/2029(b)	152,189
440,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	399,469
295,000	Resideo Funding, Inc., 6.500%, 7/15/2032(b)	294,295
		845,953
	Electric — 0.6%
265,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	234,699
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	60,505
95,000	NRG Energy, Inc., 6.000%, 2/01/2033(b)	92,419
		387,623
	Environmental — 0.6%
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(b)	126,786
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	45,481
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	180,574
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	72,157
		424,998
	Finance Companies — 2.4%
270,000	Azorra Finance Ltd., 7.750%, 4/15/2030(b)	269,130
260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	261,641
295,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	299,584
455,000	GGAM Finance Ltd., 5.875%, 3/15/2030(b)	449,035
130,000	Navient Corp., 4.875%, 3/15/2028	124,015
30,000	Navient Corp., 6.750%, 6/25/2025	30,019
45,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	40,311
150,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	128,670
		1,602,405

Principal Amount	Description	Value (†)

	Financial Other — 0.3%
$33,301	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	$2,664
25,739	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	644
33,717	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	759
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	18,772
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	7,952
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	4,205
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–27.988%, 1/31/2031(b)(g)	682
18,855	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	261
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.996%(a)(c)(h)	418
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,862
230,109	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(e)	7,647
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,500
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	9,110
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	9,052
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	17,708
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,158
37,238	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(b)(d)	4,096
37,328	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(b)(d)	4,106
74,839	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(b)(d)	8,665
112,530	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(b)(d)	12,952
112,803	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(b)(d)	13,057
53,124	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(b)(d)	6,122
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	7,206
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	29,200
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	2,000
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	332
		186,130
	Food & Beverage — 2.2%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	69,408
345,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	315,143
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	87,869
495,000	Performance Food Group, Inc., 4.250%, 8/01/2029(b)	462,893
40,000	Performance Food Group, Inc., 6.125%, 9/15/2032(b)	39,758
255,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	230,951
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,580
285,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	286,810
		1,507,412
	Gaming — 1.6%
220,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(b)	224,211
230,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	235,607
200,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(b)	204,113
450,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	415,831
		1,079,762
Principal Amount	Description	Value (†)

	Government Owned - No Guarantee — 0.5%
$375,000	Ecopetrol SA, 8.375%, 1/19/2036	$365,374
	Health Care REITs — 0.4%
160,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	106,654
175,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(b)	178,272
		284,926
	Health Insurance — 1.8%
555,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	496,805
610,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	535,171
70,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	66,673
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(b)	88,577
		1,187,226
	Healthcare — 3.1%
350,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(b)	323,128
205,000	DaVita, Inc., 3.750%, 2/15/2031(b)	178,479
25,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(b)	23,014
395,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(b)	380,407
160,000	Hologic, Inc., 3.250%, 2/15/2029(b)	147,594
120,000	Insulet Corp., 6.500%, 4/01/2033(b)	121,975
245,000	LifePoint Health, Inc., 5.375%, 1/15/2029(b)	215,019
270,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	252,378
185,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	187,355
307,425	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(b)(d)	304,351
		2,133,700
	Home Construction — 0.3%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(e)(i)	—
190,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(b)	182,591
50,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(b)	49,881
		232,472
	Independent Energy — 6.2%
10,000	Baytex Energy Corp., 7.375%, 3/15/2032(b)	9,618
630,000	Chord Energy Corp., 6.750%, 3/15/2033(b)	626,697
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	159,958
620,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	639,637
140,000	Civitas Resources, Inc., 8.750%, 7/01/2031(b)	143,772
165,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(b)	163,196
410,000	Matador Resources Co., 6.250%, 4/15/2033(b)	399,926
100,000	Matador Resources Co., 6.500%, 4/15/2032(b)	99,103
360,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	354,007
365,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	365,941
205,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	209,091
166,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(b)	160,540
360,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	370,553
245,000	SM Energy Co., 6.750%, 8/01/2029(b)	241,351
240,000	SM Energy Co., 7.000%, 8/01/2032(b)	235,540
		4,178,930
	Industrial Other — 0.3%
120,000	Arcosa, Inc., 4.375%, 4/15/2029(b)	112,459
65,000	Arcosa, Inc., 6.875%, 8/15/2032(b)	65,898
		178,357
	Leisure — 2.1%
505,000	Carnival Corp., 5.750%, 3/01/2027(b)	505,317

Principal Amount	Description	Value (†)

	Leisure — continued
$330,000	Carnival Corp., 5.750%, 3/15/2030(b)	$328,672
230,000	Carnival Corp., 6.000%, 5/01/2029(b)	228,389
345,000	NCL Corp. Ltd., 6.750%, 2/01/2032(b)	340,792
		1,403,170
	Life Insurance — 0.6%
445,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(b)	438,579
	Lodging — 3.0%
510,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(b)	447,011
160,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(b)	158,422
690,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(b)	683,699
370,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	339,410
240,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	223,641
165,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	154,147
		2,006,330
	Media Entertainment — 0.6%
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(b)	39,288
385,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	375,633
		414,921
	Metals & Mining — 3.2%
335,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(b)	329,349
60,000	Capstone Copper Corp., 6.750%, 3/31/2033(b)	59,762
100,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(b)	97,856
240,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(b)	230,288
40,000	Commercial Metals Co., 3.875%, 2/15/2031	35,741
340,000	Commercial Metals Co., 4.125%, 1/15/2030	317,793
130,000	Commercial Metals Co., 4.375%, 3/15/2032	117,663
225,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	236,620
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(b)	44,806
100,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(b)	78,981
585,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	584,938
		2,133,797
	Midstream — 6.8%
90,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	87,972
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	479,678
195,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(b)	201,990
335,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	352,537
520,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	511,978
204,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(b)	197,572
215,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(b)	206,790
20,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	20,422
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	226,681
325,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	305,755
235,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	231,350
135,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(b)	137,684
30,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	29,687
70,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(b)	59,158
Principal Amount	Description	Value (†)

	Midstream — continued
$340,000	Sunoco LP, 6.250%, 7/01/2033(b)	$340,356
390,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(b)	361,025
140,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	120,491
130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	118,118
640,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(b)(c)	607,353
		4,596,597
	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
91,505	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.934%, 11/15/2031(a)(b)	36,410
206,090	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.934%, 11/15/2031(a)(b)	67,792
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	568,331
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(i)	16,948
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(i)	8,400
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.109%, 11/15/2059(a)	49,968
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)	12,871
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.311%, 12/15/2045(a)	66,605
		827,325
	Oil Field Services — 0.8%
110,000	Oceaneering International, Inc., 6.000%, 2/01/2028	108,835
15,000	Oceaneering International, Inc., 6.000%, 2/01/2028	14,841
48,923	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	49,720
120,750	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	119,940
254,000	Transocean, Inc., 8.000%, 2/01/2027(b)	253,046
		546,382
	Other REITs — 0.3%
75,000	Service Properties Trust, 8.625%, 11/15/2031(b)	79,119
105,000	Starwood Property Trust, Inc., 6.500%, 10/15/2030(b)	104,026
		183,145
	Packaging — 0.3%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(b)	179,253
	Pharmaceuticals — 2.9%
525,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	423,937
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	55,770
115,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(b)	109,538
400,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	358,224
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	323,911
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	722,528
		1,993,908
	Property & Casualty Insurance — 4.8%
565,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(b)	554,651

Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(b)	$69,721
305,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	305,933
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	1,018,655
525,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	532,007
270,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	168,928
265,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	270,017
320,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	316,059
		3,235,971
	Refining — 0.5%
25,000	CVR Energy, Inc., 5.750%, 2/15/2028(b)	23,302
310,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	297,631
		320,933
	Restaurants — 2.6%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	315,402
425,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	384,632
185,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(b)	177,911
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	4,950
205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	206,294
725,000	Yum! Brands, Inc., 3.625%, 3/15/2031	649,258
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	32,648
		1,771,095
	Retailers — 2.0%
635,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(b)	573,367
45,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(b)	39,968
230,000	Parkland Corp., 4.500%, 10/01/2029(b)	216,895
75,000	Parkland Corp., 6.625%, 8/15/2032(b)	74,957
200,000	Rakuten Group, Inc., 11.250%, 2/15/2027(b)	216,675
325,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(b)	263,282
		1,385,144
	Supermarkets — 0.3%
235,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(b)	237,290
	Technology — 8.8%
290,000	Block, Inc., 3.500%, 6/01/2031	254,970
320,000	Block, Inc., 6.500%, 5/15/2032(b)	323,226
325,000	CommScope LLC, 9.500%, 12/15/2031(b)	334,750
100,000	Elastic NV, 4.125%, 7/15/2029(b)	93,250
10,000	Entegris, Inc., 3.625%, 5/01/2029(b)	9,193
95,000	Entegris, Inc., 4.375%, 4/15/2028(b)	91,126
70,000	Entegris, Inc., 5.950%, 6/15/2030(b)	69,644
116,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	100,108
220,000	Imola Merger Corp., 4.750%, 5/15/2029(b)	208,922
470,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	430,843
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	104,997
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	215,737
435,000	Iron Mountain, Inc., 6.250%, 1/15/2033(b)	430,807
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	51,136
145,000	NCR Voyix Corp., 5.000%, 10/01/2028(b)	139,522
146,000	NCR Voyix Corp., 5.125%, 4/15/2029(b)	139,052
Principal Amount	Description	Value (†)

	Technology — continued
$435,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	$377,428
10,000	Open Text Corp., 3.875%, 12/01/2029, 144A(b)	9,097
570,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(b)	519,813
14,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(b)	13,854
168,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(b)	169,223
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,706
155,000	Seagate HDD Cayman, 4.125%, 1/15/2031	140,650
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	39,274
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029	95,693
200,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	183,821
320,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	279,405
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	115,471
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	197,981
145,000	Western Digital Corp., 2.850%, 2/01/2029	130,897
475,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	480,721
215,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	194,768
		5,950,085
	Wirelines — 1.0%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	157,569
245,000	Fibercop SpA, 7.200%, 7/18/2036(b)	235,925
325,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	281,937
		675,431
	Total Non-Convertible Bonds (Identified Cost $62,134,132)	55,508,467

Convertible Bonds — 5.2%
	Brokerage — 0.2%
114,000	Coinbase Global, Inc., 0.250%, 4/01/2030	105,393
32,000	Coinbase Global, Inc., 0.250%, 4/01/2030(b)(i)	29,584
		134,977
	Cable Satellite — 0.5%
294,969	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	329,241
	Consumer Cyclical Services — 0.4%
25,000	Booking Holdings, Inc., 0.750%, 5/01/2025	61,462
196,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	238,532
		299,994
	Diversified Manufacturing — 0.1%
83,000	Itron, Inc., 1.375%, 7/15/2030(b)	86,579
	Electric — 0.4%
87,000	Evergy, Inc., 4.500%, 12/15/2027	102,243
48,000	NRG Energy, Inc., 2.750%, 6/01/2048	111,738
61,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(b)	68,468
		282,449
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 33.034%, 9/30/2028(h)	63
43,823	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(b)(d)	4,382
		4,445
	Food & Beverage — 0.1%
65,000	Post Holdings, Inc., 2.500%, 8/15/2027	77,480
	Healthcare — 0.1%
52,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(b)	70,720

Principal Amount	Description	Value (†)

	Independent Energy — 0.3%
$121,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	$127,510
41,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	99,400
		226,910
	Industrial Other — 0.1%
60,000	Fluor Corp., 1.125%, 8/15/2029	63,750
	Leisure — 0.4%
82,000	Carnival Corp., 5.750%, 12/01/2027	136,817
113,000	NCL Corp. Ltd., 1.125%, 2/15/2027	109,666
		246,483
	Media Entertainment — 0.3%
108,000	Sea Ltd., 2.375%, 12/01/2025	158,976
13,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	15,499
		174,475
	Retailers — 0.1%
23,000	Freshpet, Inc., 3.000%, 4/01/2028	32,510
	Technology — 2.2%
90,000	BlackLine, Inc., 1.000%, 6/01/2029(b)	88,824
227,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(b)(g)	197,149
98,000	Global Payments, Inc., 1.500%, 3/01/2031	92,316
145,000	Guidewire Software, Inc., 1.250%, 11/01/2029(b)	151,018
30,000	InterDigital, Inc., 3.500%, 6/01/2027	80,565
74,000	Nutanix, Inc., 0.250%, 10/01/2027	98,457
77,000	ON Semiconductor Corp., 0.500%, 3/01/2029	66,320
15,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	51,435
135,000	Parsons Corp., 2.625%, 3/01/2029	134,528
96,000	Seagate HDD Cayman, 3.500%, 6/01/2028	115,584
151,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(b)(h)	176,594
29,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	35,335
51,000	Vertex, Inc., 0.750%, 5/01/2029(b)	60,594
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	4,770
265,000	Wolfspeed, Inc., 1.875%, 12/01/2029	56,975
103,000	Workiva, Inc., 1.250%, 8/15/2028	95,687
		1,506,151
	Total Convertible Bonds (Identified Cost $3,810,500)	3,536,164
	Total Bonds and Notes (Identified Cost $65,944,632)	59,044,631

Senior Loans — 7.3%
	Brokerage — 0.7%
282,828	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.325%, 4/07/2028(a)(j)	281,767
43,064	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(k)	42,970
66,165	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.325%, 2/28/2031(a)	66,021
84,084	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 2/03/2032(a)(j)	83,402
		474,160
	Chemicals — 0.2%
114,785	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.325%, 8/18/2028(a)	114,306
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — 1.5%
$21,640	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 6/02/2031(l)	$21,511
288,062	Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.075%, 6/02/2031(a)(j)	286,351
198,000	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.177%, 10/31/2031(a)(j)	187,358
14,571	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(k)	14,498
223,304	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.075%, 3/15/2030(a)	222,188
20,413	Ryan LLC, Term Loan, 11/14/2030(k)	20,336
163,475	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 11/14/2030(a)(j)	162,862
70,141	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.299%, 8/09/2030(a)(j)	70,018
		985,122
	Electric — 0.0%
49	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.818%, 5/17/2030(a)	49
	Financial Other — 0.3%
12,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 1/27/2032(k)	11,970
211,424	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.513%, 1/27/2032(a)(j)	210,896
		222,866
	Healthcare — 1.0%
10,000	Bausch & Lomb Corp., Term Loan, 5/10/2027(k)	9,958
215,072	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.672%, 5/10/2027(a)(j)	214,173
7,650	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	7,639
1,350	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(a)(j)	1,348
39,070	Hanger, Inc., 2024 Term Loan B, 10/23/2031(k)	39,013
69,000	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.825%, 10/23/2031(a)(j)	68,899
5,031	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(k)	5,023
13,000	Inception Holdco SARL, 2025 USD Term Loan B, 4/18/2031(k)	13,000
157,107	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.049%, 4/18/2031(a)(j)	157,107
121,496	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(k)	121,459
48,566	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.049%, 12/12/2028(a)(j)	48,551
		686,170
	Media Entertainment — 0.1%
87,340	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.319%, 2/07/2031(a)	87,031
	Metals & Mining — 0.2%
51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(l)	52,926
90,859	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 10.303%, 12/21/2029(a)(j)	92,620
		145,546
	Property & Casualty Insurance — 1.4%
20,000	Acrisure LLC, 2024 1st Lien Term Loan B6, 11/06/2030(k)	19,839

Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$307,159	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.325%, 11/06/2030(a)(j)	$304,690
12,000	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 12/06/2031(k)	11,873
212,347	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 12/06/2031(a)(j)	210,091
180,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(k)	177,525
24,407	Asurion LLC, 2023 Term Loan B11, 8/19/2028(k)	24,158
159,505	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.675%, 8/19/2028(a)(j)	157,881
29,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.049%, 5/06/2032(a)(j)	29,582
		935,639
	Technology — 1.9%
263,778	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.575%, 12/17/2029(a)(j)	262,459
24,050	First Advantage Holdings LLC, 2024 Term Loan B, 10/31/2031(k)	23,885
419,118	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 10/31/2031(a)(j)	416,238
19,000	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(k)	18,941
306,410	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.075%, 6/27/2031(a)(j)	305,454
52,867	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(k)	48,902
6,000	Kaseya, Inc., 2025 1st Lien Term Loan B, 3/22/2032(k)	5,974
62,000	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.575%, 3/22/2032(a)(j)	61,729
82,000	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 10/28/2030(k)	81,760
33,709	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.549%, 10/28/2030(a)(j)	33,611
37,936	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.300%, 2/10/2031(a)(j)	37,836
		1,296,789
	Total Senior Loans (Identified Cost $4,975,164)	4,947,678

Shares	Description	Value (†)
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.7%
	Aerospace & Defense — 0.3%
3,641	Boeing Co., 6.000%	$217,841
	Brokerage — 0.1%
750	Apollo Global Management, Inc., 6.750%	54,817
	Electric — 0.3%
3,612	PG&E Corp., Series A, 6.000%	161,601
	Total Convertible Preferred Stocks (Identified Cost $404,146)	434,259
	Total Preferred Stocks (Identified Cost $404,146)	434,259

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
81	Mcdermott International Ltd.(f)	1,337
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(f)	16,147
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(f)	4,745
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(f)	263
	Total Common Stocks (Identified Cost $842,211)	22,492

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(i)	—
22,577	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(i)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(i)(m) (Identified Cost $1,000,000)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 11.6%
$6,672,499	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $6,672,962 on 4/01/2025 collateralized by $8,002,600 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $6,805,977 including accrued interest(n)	$6,672,499
1,195,000	U.S. Treasury Bills, 4.187%–4.195%, 6/05/2025(o)(p)(q)	1,185,948
	Total Short-Term Investments (Identified Cost $7,858,450)	7,858,447
	Total Investments — 106.8% (Identified Cost $81,056,120)	72,307,507
	Other assets less liabilities — (6.8)%	(4,614,564)
	Net Assets — 100.0%	$67,692,943

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Variable rate security. Rate as of March 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$47,780,640 or 70.6% of net assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.

(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)	Securities subject to restriction on resale. At March 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	13	$2,685,924	$2,693,235	$7,311

At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	7	$752,324	$757,094	$(4,770)
CBOT U.S. Long Bond Futures	6/18/2025	4	469,995	469,125	870
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	1	123,374	122,250	1,124
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	6	681,868	684,750	(2,882)
Total					$(5,658)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$232,472	$ —	$232,472
Non-Agency Commercial Mortgage-Backed Securities	—	801,977	25,348	827,325
All Other Non-Convertible Bonds(a)	—	54,448,670	—	54,448,670
Total Non-Convertible Bonds	—	55,483,119	25,348	55,508,467
Convertible Bonds
Brokerage	—	105,393	29,584	134,977
All Other Convertible Bonds(a)	—	3,401,187	—	3,401,187
Total Convertible Bonds	—	3,506,580	29,584	3,536,164
Total Bonds and Notes	—	58,989,699	54,932	59,044,631
Senior Loans(a)	—	4,947,678	—	4,947,678
Preferred Stocks(a)	434,259	—	—	434,259
Common Stocks
Real Estate Management & Development	—	263	—	263
All Other Common Stocks(a)	22,229	—	—	22,229
Total Common Stocks	22,229	263	—	22,492
Warrants	—	—	—	—

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Investments(a)	$ —	$ —	$ —	$ —
Short-Term Investments	—	7,858,447	—	7,858,447
Total Investments	456,488	71,796,087	54,932	72,307,507
Futures Contracts (unrealized appreciation)	9,305	—	—	9,305
Total	$465,793	$71,796,087	$54,932	$72,316,812

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,652)	$ —	$ —	$(7,652)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or March 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	46,706	—	—	(21,358)	—	—	—	—	25,348	(21,358)
Convertible Bonds
Brokerage	—	11	—	(1,087)	140,465	(109,805)	—	—	29,584	(1,087)
Warrants	—	—	—	—	—	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$46,706	$11	$ —	$(22,445)	$140,465	$(109,805)	$ —	$ —	$54,932	$(22,445)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2025, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$9,305

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(7,652)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2025 (Unaudited)
Technology	12.9%
Cable Satellite	10.6
Midstream	6.8
Independent Energy	6.5
Property & Casualty Insurance	6.2
Healthcare	4.2
Metals & Mining	3.4
Lodging	3.0
Pharmaceuticals	2.9
Restaurants	2.6
Leisure	2.5
Consumer Cyclical Services	2.5
Finance Companies	2.4
Food & Beverage	2.3
Retailers	2.1
Aerospace & Defense	2.1
Other Investments, less than 2% each	22.2
Short-Term Investments	11.6
Total Investments	106.8
Other assets less liabilities (including futures contracts)	(6.8)
Net Assets	100.0%